Principal alliances - Antibodies Collaboration Agreement with Regeneron Pharmaceuticals, Inc. (Details) € in Millions, $ in Billions		1 Months Ended	12 Months Ended
	Apr. 01, 2020	Nov. 30, 2007 agreement	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales			€ 37,761		€ 36,041	[1]	€ 36,126	[1]
USA
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales			€ 14,385		€ 13,465		€ 12,756
Antibodies collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | $				$ 1.5
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Phase III costs, responsibility percentage			80.00%	80.00%
Phase III costs, responsibility percentage for Regeneron			20.00%	20.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit			10.00%	10.00%
Percentage of cumulative development costs reimbursed			50.00%	50.00%
Period before scheduled launch date			24 months	24 months
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | USA
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations			50.00%	50.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of losses arising from commercial operations			55.00%	55.00%
Royalty expense, percentage	5.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Outside the United States | Bottom of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations			55.00%	55.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Outside the United States | Top of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations			65.00%	65.00%

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.